Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Goodwill [Line Items]
Balance at beginning of fiscal year		¥ 95,176	¥ 19,097		¥ 11,703
Goodwill acquired			76,225	[1]	16,470	[2]
Impairment losses recognized					(6,222)
Foreign exchange translation		8	(146)		(2,854)
Balance at end of fiscal year		95,184	95,176		19,097
Gross amount of goodwill	[3]	170,926	171,432		94,473
Accumulated impairment losses		¥ 75,742	¥ 76,256		¥ 75,376

[1]	Goodwill acquired is entirely related to the acquisition of Asset Management One (see Note 3 "Business combination").
[2]	Goodwill acquired is entirely related to the acquisition of Mizuho Real Estate Management Co., Ltd. (formerly Simplex Real Estate Management Inc.) and Mizuho REIT Management Co., Ltd. (formerly Simplex REIT Partners Inc.).
[3]	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 32 "Business segment information".